UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48445-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2011 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (52.7%)

             CONSUMER DISCRETIONARY (1.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
$     2,000  Ford Motor Credit Co., LLC                      7.00%       10/01/2013     $     2,156
                                                                                        -----------
             AUTOMOTIVE RETAIL (0.1%)
      1,000  AutoZone, Inc.                                  5.75         1/15/2015           1,103
                                                                                        -----------
             BROADCASTING (0.1%)
      1,000  Sinclair Television Group, Inc. (a)             9.25        11/01/2017           1,095
                                                                                        -----------
             CABLE & SATELLITE (0.1%)
          3  Charter Communications Operating, LLC,
                Term B1 (b)                                  2.25         3/06/2014               3
        857  Charter Communications Operating, LLC,
                Term C (b)                                   3.62         9/06/2016             852
      1,000  Comcast Corp.                                   6.50         1/15/2017           1,181
      1,000  Time Warner Cable, Inc.                         8.25         2/14/2014           1,142
                                                                                        -----------
                                                                                              3,178
                                                                                        -----------
             CASINOS & GAMING (0.0%)
       134   Caesar's Entertainment Operating Co., Inc.     10.00        12/15/2018              97
                                                                                        -----------
             DEPARTMENT STORES (0.2%)
      2,000  Federated Retail Holdings, Inc.                 5.90        12/01/2016           2,238
      2,000  Macy's Retail Holdings, Inc.                    7.45         7/15/2017           2,333
                                                                                        -----------
                                                                                              4,571
                                                                                        -----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
      2,000  Starwood Hotels & Resorts Worldwide, Inc.       7.88        10/15/2014           2,230
                                                                                        -----------
             HOUSEHOLD APPLIANCES (0.1%)
      1,000  Whirlpool Corp.                                 7.75         7/15/2016           1,147
                                                                                        -----------
             LEISURE PRODUCTS (0.1%)
      2,000  Hasbro, Inc.                                    6.13         5/15/2014           2,193
                                                                                        -----------
             SPECIALIZED CONSUMER SERVICES (0.2%)
      1,000  Service Corp. International                     7.63        10/01/2018           1,102
      2,000  Service Corp. International                     7.00         5/15/2019           2,110
                                                                                        -----------
                                                                                              3,212
                                                                                        -----------
             SPECIALTY STORES (0.1%)
      2,000  Staples, Inc.                                   9.75         1/15/2014           2,309
                                                                                        -----------
             Total Consumer Discretionary                                                    23,291
                                                                                        -----------
             CONSUMER STAPLES (1.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
      2,000  Cargill, Inc. (a)                               6.00        11/27/2017           2,368
                                                                                        -----------
             DRUG RETAIL (0.8%)
     17,700  CVS Caremark Corp.                              6.30         6/01/2037          17,193
                                                                                        -----------

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1   | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------
             SOFT DRINKS (0.1%)
$     1,000  Coca Cola Enterprises, Inc.                     1.80%        9/01/2016     $       999
                                                                                        -----------
             Total Consumer Staples                                                          20,560
                                                                                        -----------
             ENERGY (8.4%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
      2,000  Hess Corp.                                      8.13         2/15/2019           2,578
      1,000  Polar Tankers, Inc. (a)                         5.95         5/10/2037           1,151
                                                                                        -----------
                                                                                              3,729
                                                                                        -----------
             OIL & GAS DRILLING (0.3%)
      2,000  Nabors Industries, Inc.                         9.25         1/15/2019           2,522
      3,000  QGOG Atlantic/Alaskan Rigs Ltd. (a)             5.25         7/30/2018           3,053
                                                                                        -----------
                                                                                              5,575
                                                                                        -----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
      2,000  Exterran Holdings, Inc. (a)                     7.25        12/01/2018           1,930
      2,000  Seacor Holdings, Inc.                           5.88        10/01/2012           2,061
                                                                                        -----------
                                                                                              3,991
                                                                                        -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.9%)
      8,000  Anadarko Petroleum Corp.                        6.38        9/15/2017            9,426
      3,000  Chesapeake Energy Corp.                         6.63        8/15/2020            3,266
      1,208  Denbury Resources, Inc.                         9.75        3/01/2016            1,344
      4,000  Denbury Resources, Inc.                         6.38        8/15/2021            4,140
      2,000  Devon Energy Corp.                              6.30        1/15/2019            2,432
      1,000  EQT Corp.                                       8.13        6/01/2019            1,192
      2,000  Equitable Resources Foundation, Inc.            6.50        4/01/2018            2,244
      3,000  Newfield Exploration Co.                        6.88        2/01/2020            3,232
      2,000  Newfield Exploration Co.                        5.75        1/30/2022            2,125
      2,000  Noble Energy, Inc.                              8.25        3/01/2019            2,635
      5,000  QEP Resources, Inc.                             6.88        3/01/2021            5,425
      1,000  Range Resources Corp.                           8.00        5/15/2019            1,120
                                                                                        -----------
                                                                                             38,581
                                                                                        -----------
             OIL & GAS REFINING & MARKETING (0.3%)
      1,000  Citgo Petroleum Corp. (a)                      11.50        7/01/2017            1,150
      2,000  Motiva Enterprises, LLC (a)                     5.75        1/15/2020            2,342
      1,000  Sunoco, Inc.                                    9.63        4/15/2015            1,099
      1,000  Tesoro Corp.                                    6.63       11/01/2015            1,021
                                                                                        -----------
                                                                                              5,612
                                                                                        -----------
             OIL & GAS STORAGE & TRANSPORTATION (5.5%)
        250  Buckeye Partners, LP                            5.13        7/01/2017              271
      1,000  DCP Midstream, LLC (a)                          9.70       12/01/2013            1,140
      1,000  Duke Capital Corp., LLC                         5.50        3/01/2014            1,078
      1,000  Duke Capital Corp., LLC                         8.00       10/01/2019            1,258
      1,000  El Paso Corp.                                   6.50        9/15/2020            1,097
      3,000  El Paso Corp.                                   7.75        1/15/2032            3,472
      2,000  El Paso Energy Corp. (a)                        5.90        4/01/2017            2,291
      2,000  El Paso Pipeline Partners Operating, LLC        6.50        4/01/2020            2,225
      5,000  El Paso Pipeline Partners Operating, LLC        5.00       10/01/2021            5,152
     19,000  Enbridge Energy Partners, LP                    8.05       10/01/2037           19,806
      1,000  Energy Transfer Partners, LP                    6.00        7/01/2013            1,064
      1,000  Energy Transfer Partners, LP                    9.70        3/15/2019            1,238
      1,000  Enterprise Products Operating, LP               8.38        8/01/2066            1,036
      5,000  Enterprise Products Operating, LP               7.00        6/01/2067            4,854
      3,550  Enterprise Products Operating, LP               7.03        1/15/2068            3,661
      2,000  Gulf South Pipeline Co., LP (a)                 5.75        8/15/2012            2,061
      2,000  Kaneb Pipe Line Operating Partnership, LP       5.88        6/01/2013            2,121
      2,405  Kinder Morgan Finance Co.                       5.70        1/05/2016            2,471
      6,000  NGPL PipeCo, LLC (a)                            6.51       12/15/2012            6,241
      2,000  NGPL PipeCo, LLC                                7.12       12/15/2017            2,099
      5,000  NuStar Logistics, LP                            4.80        9/01/2020            5,182

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                                                  Portfolio of Investments |   2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  Oneok Partners, LP                              8.63%       3/01/2019      $     2,590
      1,000  Plains All American Pipeline, LP                8.75        5/01/2019            1,283
      1,000  Rockies Express Pipeline, LLC (a)               3.90        4/15/2015              983
      2,000  Sabine Pass LNG, LP                             7.25       11/30/2013            2,010
      3,000  Southeast Supply Header (a)                     4.85        8/15/2014            3,205
     16,000  Southern Union Co.                              7.20       11/01/2066           13,840
      1,000  Spectra Energy Capital, LLC                     5.90        9/15/2013            1,070
      2,000  Sunoco Logistics Partners Operations, LP        8.75        2/15/2014            2,255
      3,000  Targa Resources Partners, LP (a)                6.88        2/01/2021            2,977
      1,000  Tennessee Gas Pipeline Co.                      8.00        2/01/2016            1,176
      2,000  Tennessee Gas Pipeline Co.                      7.00       10/15/2028            2,306
        500  Transcontinental Gas Pipeline Corp.             8.88        7/15/2012              527
      1,000  Valero Logistics Operations, LP                 6.05        3/15/2013            1,055
      5,000  Western Gas Partners, LP                        5.38        6/01/2021            5,327
                                                                                        -----------
                                                                                            110,422
                                                                                        -----------
             Total Energy                                                                   167,910
                                                                                        -----------

             FINANCIALS (23.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      2,000  Mellon Bank, N.A.                               5.45        4/01/2016            2,229
     10,000  State Street Capital Trust IV                   1.35(c)     6/15/2037            7,048
                                                                                        -----------
                                                                                              9,277
                                                                                        -----------
             CONSUMER FINANCE (0.8%)
      8,000  American Express Co.                            6.80        9/01/2066            7,950
      2,000  American General Finance Corp.                  4.88        7/15/2012            1,925
      1,000  American Honda Finance Corp. (a)                6.70       10/01/2013            1,093
        965  Capital One Financial Corp.                     7.69        8/15/2036              961
      1,000  ERAC USA Finance Co. (a)                        6.20       11/01/2016            1,138
      1,000  Ford Motor Credit Co., LLC                      7.50        8/01/2012            1,035
      1,266  General Motors Acceptance Corp.                 6.88        8/28/2012            1,288
                                                                                        -----------
                                                                                             15,390
                                                                                        -----------
             DIVERSIFIED BANKS (0.5%)
      1,000  Comerica Bank                                   5.20        8/22/2017            1,086
      1,000  Emigrant Bancorp, Inc. (a)                      6.25        6/15/2014              901
      2,000  First Union National Bank, Florida              6.18        2/15/2036            2,252
      3,000  First Union National Bank, North Carolina       6.18        2/15/2036            3,377
      2,500  USB Realty Corp. (a)                            6.09                -(d)         1,819
                                                                                        -----------
                                                                                              9,435
                                                                                        -----------
             INVESTMENT BANKING & BROKERAGE (0.5%)
      6,000  Goldman Sachs Capital II                        5.79                -(d)         4,140
      6,569  Schwab Capital Trust I                          7.50       11/15/2037            6,686
                                                                                        -----------
                                                                                             10,826
                                                                                        -----------
             LIFE & HEALTH INSURANCE (4.0%)
      2,000  Blue Cross Blue Shield, Inc.                    8.25       11/15/2011            2,003
      2,000  Forethought Financial Group (a)                 8.63        4/15/2021            2,035
     11,500  Great-West Life & Annuity Insurance Co. (a)     7.15        5/16/2046           11,270
      3,000  Jackson National Life Global Funding (a)        5.38        5/08/2013            3,167
     12,018  Lincoln National Corp.                          7.00        5/17/2066           11,417
      5,000  MetLife Capital Trust X (a)                     9.25        4/08/2038            5,875
      8,000  MetLife, Inc.                                   6.40       12/15/2036            7,899
      1,000  Ohio National Financial Services, Inc. (a)      6.38        4/30/2020            1,083
      2,000  Ohio National Financial Services, Inc. (a)      6.63        5/01/2031            2,214
      3,000  Principal Financial Global Fund, LLC            0.91(c)     1/10/2031            2,451
      2,000  Prudential Financial, Inc.                      6.00       12/01/2017            2,291
      3,000  Prudential Financial, Inc.                      8.88        6/15/2038            3,420
      5,000  Prudential Holdings, LLC (a)                    7.25       12/18/2023            5,518
     19,471  StanCorp Financial Group, Inc.                  6.90        6/01/2067           17,332
      2,000  Travelers Life & Annuity (a)                    5.13        8/15/2014            2,186
                                                                                        -----------
                                                                                             80,161
                                                                                        -----------

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3   | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (2.1%)
$     2,000  American International Group, Inc.              8.18%       5/15/2058      $     1,937
      8,000  Genworth Financial, Inc.                        6.15       11/15/2066            4,560
     10,000  Glen Meadow (a)                                 6.51        2/12/2067            7,575
      2,000  HCC Insurance Holdings, Inc.                    6.30       11/15/2019            2,255
      1,000  ILFC E-Capital Trust I (a)                      4.77(c)    12/21/2065              688
      2,000  ILFC E-Capital Trust II (a)                     6.25       12/21/2065            1,460
      3,000  International Lease Finance Corp. (a)           6.50        9/01/2014            3,105
     17,235  Nationwide Mutual Insurance Co. (a)             5.81       12/15/2024           16,648
      3,000  Unitrin, Inc.                                   6.00       11/30/2015            3,162
                                                                                        -----------
                                                                                             41,390
                                                                                        -----------
             MULTI-SECTOR HOLDINGS (0.2%)
      2,500  Leucadia National Corp.                         8.13        9/15/2015            2,712
      2,000  Leucadia National Corp.                         7.13        3/15/2017            2,085
                                                                                        -----------
                                                                                              4,797
                                                                                        -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
      3,000  AgFirst Farm Credit Bank                        6.59                -(d)         2,010
      1,000  Bank of America Corp.                           8.00                -(d)           932
      1,000  Bank of America Corp.                           8.13                -(d)           932
      2,000  Bank of America Corp.                           5.63       10/14/2016            1,996
      2,000  Bank of America Corp.                           5.75       12/01/2017            1,993
      1,000  Bank of America Corp. Capital Trust XV          1.13(c)     6/01/2056              549
      2,000  Citigroup, Inc.                                 6.38        8/12/2014            2,160
      2,000  General Electric Capital Corp.                  4.80        5/01/2013            2,105
      6,440  General Electric Capital Corp.                  6.38       11/15/2067            6,372
      6,000  General Electric Capital Corp.                  6.38       11/15/2067            5,971
      2,000  J.P. Morgan Chase & Co. Capital XIII            1.32(c)     9/30/2034            1,370
      2,000  Merrill Lynch & Co., Inc.                       6.05        8/15/2012            2,028
                                                                                        -----------
                                                                                             28,418
                                                                                        -----------
             PROPERTY & CASUALTY INSURANCE (4.1%)
      1,000  21st Century Insurance Group                    5.90       12/15/2013            1,037
      5,000  Alleghany Corp.                                 5.63        9/15/2020            5,153
      2,000  Allied World Assurance                          5.50       11/15/2020            2,054
     10,000  Allstate Corp.                                  6.13        5/15/2037            9,262
      1,535  Assured Guaranty U.S. Holdings, Inc.            7.00        6/01/2034            1,483
      2,425  Assured Guaranty U.S. Holdings, Inc.            6.40       12/15/2066            1,807
     10,000  BNSF Funding Trust I                            6.61       12/15/2055           10,187
     10,000  Chubb Corp.                                     6.38        3/29/2067           10,100
      3,000  Farmers Exchange Capital (a)                    7.05        7/15/2028            3,261
      3,000  Financial Security Assurance Holdings Ltd. (a)  6.40       12/15/2066            2,145
      1,000  Infinity Property & Casualty Corp.              5.50        2/18/2014            1,053
      6,760  Ironshore Holdings, Inc. (a)                    8.50        5/15/2020            7,234
      2,000  Liberty Mutual Group, Inc.                      7.30        6/15/2014            2,162
      3,000  Liberty Mutual Group, Inc. (a)                  7.00        3/15/2037            2,640
     15,810  Progressive Corp.                               6.70        6/15/2037           15,710
      2,000  RLI Corp.                                       5.95        1/15/2014            2,099
      5,000  Travelers Companies, Inc.                       6.25        3/15/2037            4,793
                                                                                        -----------
                                                                                             82,180
                                                                                        -----------
             REGIONAL BANKS (3.7%)
      8,000  Allfirst Preferred Capital Trust                1.90(c)     7/15/2029            5,988
      1,750  Bank of Oklahoma                                5.75        5/15/2017            1,729
      2,000  Chittenden Corp.                                5.80        2/14/2017            2,025
      1,000  City National Corp.                             5.13        2/15/2013            1,024
      2,000  Cullen/Frost Bankers, Inc.                      5.75        2/15/2017            1,969
      2,000  Cullen/Frost Capital Trust II                   1.88(c)     3/01/2034            1,638
     10,000  Fifth Third Capital Trust IV                    6.50        4/15/2037            9,825
      2,395  First Empire Capital Trust I                    8.23        2/01/2027            2,414
      1,000  First Maryland Capital Trust I                  1.40(c)     1/15/2027              741
      1,000  First Republic Bank Corp.                       7.75        9/15/2012            1,012
      1,000  First Tennessee Bank, N.A.                      4.63        5/15/2013            1,010
      3,000  First Tennessee Bank, N.A.                      5.65        4/01/2016            3,094

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                                                  Portfolio of Investments |   4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  Fulton Capital Trust I                          6.29%       2/01/2036      $     1,655
      2,000  Huntington Bancshares, Inc.                     7.00       12/15/2020            2,242
      2,500  Huntington Capital III                          6.65        5/15/2037            2,403
      2,000  Key Bank, N.A.                                  5.45        3/03/2016            2,148
      8,000  Manufacturers & Traders Trust Co.               5.63       12/01/2021            7,732
      1,500  National City Preferred Capital Trust I        12.00                -(d)         1,560
      5,000  PNC Preferred Funding Trust III (a)             8.70                -(d)         5,154
      2,000  Regions Financial Corp.                         7.75       11/10/2014            2,085
      1,500  Sky Financial Capital Trust I                   9.34        5/01/2030            1,545
      2,000  Susquehanna Bancshares, Inc.                    2.07(c)     5/01/2014            1,857
      2,000  TCF Financial Bank                              1.98(c)     6/15/2014            1,942
      2,000  TCF National Bank                               5.50        2/01/2016            2,000
      2,000  U.S. AgBank, FCB (a)                            6.11                -(d)         1,340
      4,000  Webster Capital Trust IV                        7.65        6/15/2037            3,878
      1,000  Webster Financial Corp.                         5.13        4/15/2014              987
      1,000  Whitney National Bank                           5.88        4/01/2017            1,054
      1,000  Wilmington Trust Corp.                          8.50        4/02/2018            1,203
      1,000  Zions Bancorp                                   6.00        9/15/2015            1,008
                                                                                        -----------
                                                                                             74,262
                                                                                        -----------
             REINSURANCE (0.5%)
      5,624  Max USA Holdings Ltd. (a)                       7.20        4/14/2017            5,917
      3,000  Platinum Underwriters Finance, Inc.             7.50        6/01/2017            3,198
                                                                                        -----------
                                                                                              9,115
                                                                                        -----------
             REITs - DIVERSIFIED (0.6%)
      1,000  Liberty Property, LP                            5.13        3/02/2015            1,068
      1,000  Liberty Property, LP                            6.63       10/01/2017            1,129
      4,000  Washington REIT                                 5.35        5/01/2015            4,326
      5,000  Wells Operating Partnership II, L.P.            5.88        4/01/2018            5,086
                                                                                        -----------
                                                                                             11,609
                                                                                        -----------
             REITs - INDUSTRIAL (0.5%)
      2,500  AMB Property, LP                                6.30        6/01/2013            2,617
      5,000  ProLogis, LP                                    6.88        3/15/2020            5,544
      1,000  ProLogis, LP                                    2.25        4/01/2037            1,005
      1,000  ProLogis, LP                                    1.88       11/15/2037              980
                                                                                        -----------
                                                                                             10,146
                                                                                        -----------
             REITs - OFFICE (1.1%)
      2,000  BioMed Realty, LP (a)                           6.13        4/15/2020            2,090
      2,000  Boston Properties, Inc.                         5.88       10/15/2019            2,210
        365  Boston Properties, LP                           6.25        1/15/2013              383
      2,000  Brandywine Operating Partnership, LP            7.50        5/15/2015            2,205
      1,000  Brandywine Operating Partnership, LP            6.00        4/01/2016            1,052
      1,000  Duke Realty, LP                                 5.50        3/01/2016            1,047
      1,000  Duke Realty, LP                                 5.95        2/15/2017            1,063
      1,000  Duke Realty, LP                                 6.50        1/15/2018            1,085
      1,000  HRPT Properties Trust                           5.75       11/01/2015            1,048
      2,000  HRPT Properties Trust                           6.25        8/15/2016            2,119
      1,700  HRPT Properties Trust                           6.25        6/15/2017            1,796
      1,000  HRPT Properties Trust                           6.65        1/15/2018            1,070
      1,500  Mack-Cali Realty, LP                            5.80        1/15/2016            1,627
      1,000  Mack-Cali Realty, LP                            7.75        8/15/2019            1,190
      1,000  Reckson Operating Partnership, LP               6.00        3/31/2016            1,044
                                                                                        -----------
                                                                                             21,029
                                                                                        -----------
             REITs - RESIDENTIAL (0.6%)
      2,000  AvalonBay Communities, Inc.                     5.50        1/15/2012            2,016
      1,330  BRE Properties, Inc.                            5.50        3/15/2017            1,440
      1,000  ERP Operating, LP                               6.63        3/15/2012            1,020
      1,965  ERP Operating, LP                               6.58        4/13/2015            2,203
      1,000  Post Apartment Homes, LP                        5.45        6/01/2012            1,015
      3,000  UDR, Inc.                                       5.13        1/15/2014            3,162

================================================================================

5   | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  United Dominion Realty Trust                    5.25%       1/15/2015      $     2,137
                                                                                        -----------
                                                                                             12,993
                                                                                        -----------
             REITs - RETAIL (1.0%)
      1,000  Developers Diversified Realty Corp.             5.38       10/15/2012            1,012
      2,000  Developers Diversified Realty Corp.             5.50        5/01/2015            2,036
      3,000  Equity One, Inc.                                6.25       12/15/2014            3,196
      1,000  Federal Realty Investment Trust                 6.20        1/15/2017            1,112
      1,000  National Retail Properties, Inc.                6.88       10/15/2017            1,110
      1,000  Pan Pacific Retail Properties, Inc.             5.25        9/01/2015            1,065
      2,000  Realty Income Corp.                             5.95        9/15/2016            2,214
      2,000  Regency Centers, LP                             5.88        6/15/2017            2,199
      1,000  Simon Property Group, LP                        6.10        5/01/2016            1,132
      4,000  Weingarten Realty Investors                     4.86        1/15/2014            4,167
                                                                                        -----------
                                                                                             19,243
                                                                                        -----------
             REITs - SPECIALIZED (1.7%)
      6,000  Entertainment Properties Trust                  7.75        7/15/2020            6,330
      2,000  Health Care Property Investors, Inc.            6.30        9/15/2016            2,157
      2,000  Health Care REIT, Inc.                          4.70        9/15/2017            1,986
      3,000  Health Care REIT, Inc.                          6.13        4/15/2020            3,084
      2,000  Health Care REIT, Inc.                          4.95        1/15/2021            1,887
      3,000  Healthcare Realty Trust                         6.50        1/17/2017            3,241
      1,000  Hospitality Properties Trust                    5.13        2/15/2015            1,021
      1,000  Host Hotels & Resorts, LP                       9.00        5/15/2017            1,123
      2,000  Nationwide Health Properties, Inc.              6.90       10/01/2037            2,250
      6,000  Senior Housing Properties Trust                 6.75        4/15/2020            6,479
      1,000  Ventas Realty, LP                               9.00        5/01/2012            1,029
        500  Ventas Realty, LP                               6.50        6/01/2016              522
      3,000  Ventas Realty, LP                               6.75        4/01/2017            3,121
                                                                                        -----------
                                                                                             34,230
                                                                                        -----------
             Total Financials                                                               474,501
                                                                                        -----------

             HEALTH CARE (0.4%)
             ------------------
             HEALTH CARE EQUIPMENT (0.1%)
      1,000  Baxter International, Inc.                      4.00        3/01/2014            1,072
      1,000  Hospira, Inc.                                   6.40        5/15/2015            1,114
      1,000  Hospira, Inc.                                   6.05        3/30/2017            1,128
                                                                                        -----------
                                                                                              3,314
                                                                                        -----------
             HEALTH CARE FACILITIES (0.1%)
      1,500  HCA, Inc.                                       7.25        9/15/2020            1,614
                                                                                        -----------
             HEALTH CARE SERVICES (0.1%)
      1,000  Laboratory Corp. of America                     5.63       12/15/2015            1,128
                                                                                        -----------
             MANAGED HEALTH CARE (0.1%)
      2,000  Highmark, Inc. (a)                              6.80        8/15/2013            2,152
                                                                                        -----------
             Total Health Care                                                                8,208
                                                                                        -----------
             INDUSTRIALS (2.4%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
      2,500  L-3 Communications Corp.                        6.38       10/15/2015            2,559
                                                                                        -----------
             AIR FREIGHT & LOGISTICS (0.1%)
      2,000  FedEx Corp.                                     7.38        1/15/2014            2,261
                                                                                        -----------
             AIRLINES (1.0%)
        278  America West Airlines, Inc. Pass-Through Trust  6.87        1/02/2017              265
      1,544  America West Airlines, Inc. Pass-Through Trust
                 (INS)                                       7.93        1/02/2019            1,495
      2,347  American Airlines, Inc. Pass-Through Trust     10.38        7/02/2019            2,522
      4,560  Continental Airlines, Inc. Pass-Through Trust   9.00        7/08/2016            4,994
        909  Continental Airlines, Inc. Pass-Through Trust   6.55        2/02/2019              906

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     1,085  Continental Airlines, Inc. Pass-Through Trust
                  (INS)                                      6.24%       3/15/2020      $     1,078
      4,839  US Airways Group, Inc. Pass-Through Trust       6.25        4/22/2023            4,355
      2,143  US Airways Pass-Through Trust (INS)             7.08        3/20/2021            1,982
      3,000  US Airways Pass-Through Trust                   7.13       10/22/2023            2,850
                                                                                        -----------
                                                                                             20,447
                                                                                        -----------
             BUILDING PRODUCTS (0.1%)
      1,000  Building Materials Corp. (a)                    7.00        2/15/2020            1,065
      1,000  USG Corp.                                       6.30       11/15/2016              778
      1,000  USG Corp.                                       9.75        1/15/2018              845
                                                                                        -----------
                                                                                              2,688
                                                                                        -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
      1,000  Paccar, Inc.                                    6.88        2/15/2014            1,132
      2,500  Terex Corp. (b)                                 5.50        4/28/2017            2,500
                                                                                        -----------
                                                                                              3,632
                                                                                        -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,000  Allied Waste North America, Inc.                6.88        6/01/2017            2,145
                                                                                        -----------
             INDUSTRIAL CONGLOMERATES (0.3%)
      2,000  Textron Financial Corp.                         5.40        4/28/2013            2,050
      2,704  Tomkins, LLC (b)                                4.25        9/21/2016            2,705
                                                                                        -----------
                                                                                              4,755
                                                                                        -----------
             INDUSTRIAL MACHINERY (0.1%)
      1,500  SPX Corp.                                       6.88        9/01/2017            1,605
                                                                                        -----------
             RAILROADS (0.2%)
      3,184  Southern Capital Corp. (a)                      5.70        6/30/2022            3,327
                                                                                        -----------
             SECURITY & ALARM SERVICES (0.2%)
      2,000  Corrections Corp. of America                    7.75        6/01/2017            2,175
      2,000  GEO Group, Inc.                                 7.75       10/15/2017            2,110
                                                                                        -----------
                                                                                              4,285
                                                                                        -----------
             Total Industrials                                                               47,704
                                                                                        -----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
      1,000  Computer Sciences Corp.                         5.50        3/15/2013            1,049
      2,000  First American Capital Trust I                  8.50        4/15/2012            1,990
                                                                                        -----------
                                                                                              3,039
                                                                                        -----------
             Total Information Technology                                                     3,039
                                                                                        -----------

             MATERIALS (1.7%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
        807  Sweetwater Investors, LLC (a)                   5.88        5/15/2014              788
                                                                                        -----------
             CONSTRUCTION MATERIALS (0.2%)
      3,450  Vulcan Materials Co.                            6.40       11/30/2017            3,295
                                                                                        -----------
             DIVERSIFIED CHEMICALS (0.3%)
      2,000  Chevron Phillips Chemical Co., LP (a)           7.00        6/15/2014            2,230
      2,000  Dow Chemical Co.                                5.90        2/15/2015            2,227
      1,000  E.I. du Pont de Nemours and Co.                 6.00        7/15/2018            1,225
                                                                                        -----------
                                                                                              5,682
                                                                                        -----------
             GOLD (0.1%)
      2,000  Barrick Gold Finance Co., LLC                   6.13        9/15/2013            2,188
                                                                                        -----------
             METAL & GLASS CONTAINERS (0.3%)
      2,000  Ball Corp.                                      6.63        3/15/2018            2,065

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,725  Silgan Holdings, Inc.                           7.25%       8/15/2016      $     2,888
                                                                                        -----------
                                                                                              4,953
                                                                                        -----------
             PAPER PACKAGING (0.2%)
      5,153  Sealed Air Corp. (a)                            6.88        7/15/2033            4,407
                                                                                        -----------
             PAPER PRODUCTS (0.4%)
      1,000  Clearwater Paper Corp.                          7.13       11/01/2018            1,048
      3,000  Georgia Pacific, LLC                            7.25        6/01/2028            3,772
      3,000  International Paper Co.                         7.50        8/15/2021            3,652
                                                                                        -----------
                                                                                              8,472
                                                                                        -----------
             STEEL (0.2%)
      2,000  Allegheny Technologies, Inc.                    9.38        6/01/2019            2,561
      2,000  ArcelorMittal                                   5.50        3/01/2021            1,936
                                                                                        -----------
                                                                                              4,497
                                                                                        -----------
             Total Materials                                                                 34,282
                                                                                        -----------

             TELECOMMUNICATION SERVICES (1.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      5,000  Qwest Communications International              7.13        4/01/2018            5,137
      4,000  Qwest Corp.                                     8.38        5/01/2016            4,590
      6,000  Qwest Corp.                                     6.75       12/01/2021            6,390
      1,000  Verizon Communications, Inc.                    5.25        4/15/2013            1,064
      2,000  Windstream Corp.                                7.88       11/01/2017            2,170
                                                                                        -----------
                                                                                             19,351
                                                                                        -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
      5,000  American Tower Corp.                            5.90       11/01/2021            5,537
      3,000  Nextel Communications, Inc.                     6.88       10/31/2013            2,977
      2,000  Nextel Communications, Inc.                     5.95        3/15/2014            1,930
      3,000  Verizon Wireless Capital, LLC                   5.55        2/01/2014            3,296
                                                                                        -----------
                                                                                             13,740
                                                                                        -----------
             Total Telecommunication Services                                                33,091
                                                                                        -----------

             UTILITIES (11.9%)
             -----------------
             ELECTRIC UTILITIES (5.2%)
      1,000  Ameren Corp.                                    8.88        5/15/2014            1,132
      1,000  Ameren Ill Co.                                  6.13       11/15/2017            1,166
      1,000  Ameren UE                                       5.10       10/01/2019            1,136
      2,000  AmerenIP                                        9.75       11/15/2018            2,655
        970  Bruce Mansfield Unit 1 & 2 2007
                Pass-Through Trust                           6.85        6/01/2034            1,040
      1,045  Carolina Power & Light Co.                      6.13        9/15/2033            1,321
        794  Cedar Brakes II, LLC (a)                        9.88        9/01/2013              836
      2,000  Cleveland Electric Illuminating Co.             8.88       11/15/2018            2,680
      2,000  Commonwealth Edison Co.                         5.80        3/15/2018            2,354
      1,000  Duke Energy Carolinas, LLC                      5.75       11/15/2013            1,094
      3,500  Duquesne Light Holdings (a)                     5.90       12/01/2021            3,461
     12,000  Duquesne Light Holdings, Inc. (a)               6.40        9/15/2020           12,535
      2,225  Entergy Texas, Inc.                             3.60        6/01/2015            2,317
        600  FPL Energy National Wind, LLC (a)               5.61        3/10/2024              622
     14,000  FPL Group Capital, Inc.                         6.35       10/01/2066           13,811
      1,000  FPL Group Capital, Inc.                         7.30        9/01/2067            1,031
      3,000  Great Plains Energy, Inc.                       6.88        9/15/2017            3,544
      2,000  Indiana Michigan Power Co.                      7.00        3/15/2019            2,436
      2,320  ITC Holdings Corp. (a)                          5.25        7/15/2013            2,381
      2,000  Metropolitan Edison Co.                         7.70        1/15/2019            2,509
      1,000  MidAmerican Energy Holdings Co.                 5.88       10/01/2012            1,045
      1,000  Nevada Power Co.                                6.50        5/15/2018            1,189
      2,000  Northeast Utilities                             5.65        6/01/2013            2,129
      1,700  Northern States Power Co.                       8.00        8/28/2012            1,801
      3,000  NV Energy, Inc.                                 6.25       11/15/2020            3,245

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  Oglethorpe Power Corp.                          6.10%       3/15/2019      $     2,385
      2,000  Otter Tail Corp.                                9.00       12/15/2016            2,175
     16,100  PPL Capital Funding, Inc.                       6.70        3/30/2067           15,554
      1,000  PSI Energy, Inc.                                6.05        6/15/2016            1,152
      3,000  Public Service Co. of New Mexico                7.95        5/15/2018            3,590
      1,000  Public Service Co. of Oklahoma                  6.15        8/01/2016            1,144
      4,000  Texas - New Mexico Power Co. (a)                9.50        4/01/2019            5,234
      2,817  Texas Competitive Electric Holdings Co.,
                LLC (b)                                      4.76       10/10/2017            1,922
        674  Tristate General & Transport Association (a)    6.04        1/31/2018              738
      1,000  Union Electric Co.                              6.70        2/01/2019            1,235
                                                                                        -----------
                                                                                            104,599
                                                                                        -----------
             GAS UTILITIES (1.4%)
      2,000  AGL Capital Corp.                               6.38        7/15/2016            2,279
      2,000  Atmos Energy Corp.                              6.35        6/15/2017            2,380
      1,000  Atmos Energy Corp.                              8.50        3/15/2019            1,337
      2,000  Florida Gas Transmission Co. (a)                7.90        5/15/2019            2,525
      3,000  Florida Gas Transmission Co. (a)                5.45        7/15/2020            3,340
      3,000  Gulfstream Natural Gas (a)                      6.95        6/01/2016            3,526
      1,000  National Fuel Gas Co.                           7.38        6/13/2025            1,194
      1,000  Northern Natural Gas Co. (a)                    5.38       10/31/2012            1,047
      1,000  Questar Pipeline Co.                            5.83        2/01/2018            1,157
      8,110  SourceGas, LLC (a)                              5.90        4/01/2017            8,382
      1,000  Southern Star Central Gas Pipeline, Inc. (a)    6.00        6/01/2016            1,129
                                                                                        -----------
                                                                                             28,296
                                                                                        -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
      2,000  Dolpin Subsidiary II, Inc. (a)                  6.50       10/15/2016            2,165
      2,680  IPALCO Enterprises, Inc. (a)                    7.25        4/01/2016            2,961
      4,500  IPALCO Enterprises, Inc. (a)                    5.00        5/01/2018            4,579
                                                                                        -----------
                                                                                              9,705
                                                                                        -----------
             MULTI-UTILITIES (4.7%)
      1,000  Baltimore Gas and Electric Co.                  5.90       10/01/2016            1,159
      3,500  Black Hills Corp.                               6.50        5/15/2013            3,724
      3,000  Black Hills Corp.                               5.88        7/15/2020            3,375
      2,000  CenterPoint Energy Houston Electric, LLC        7.00        3/01/2014            2,263
      1,000  CenterPoint Energy Resources Corp.              5.95        1/15/2014            1,089
      2,000  CMS Energy Corp.                                6.25        2/01/2020            2,139
      1,000  Dominion Resources, Inc.                        8.88        1/15/2019            1,324
     11,050  Dominion Resources, Inc.                        7.50        6/30/2066           11,614
      5,000  Dominion Resources, Inc.                        2.67(c)     9/30/2066            4,268
      1,000  Energy East Corp.                               6.75        6/15/2012            1,030
     16,663  Integrys Energy Group, Inc.                     6.11       12/01/2066           15,930
      1,000  New York State Electric & Gas Corp.             5.50       11/15/2012            1,042
      1,000  NiSource Finance Corp.                          6.40        3/15/2018            1,170
      1,000  Puget Sound Energy, Inc.                        6.75        1/15/2016            1,189
     20,500  Puget Sound Energy, Inc.                        6.97        6/01/2067           20,389
      2,000  Sempra Energy                                   9.80        2/15/2019            2,773
     19,000  Wisconsin Energy Corp.                          6.25        5/15/2067           18,832
                                                                                        -----------
                                                                                             93,310
                                                                                        -----------
             WATER UTILITIES (0.1%)
      2,000  American Water Capital Corp.                    6.09       10/15/2017            2,336
                                                                                        -----------
             Total Utilities                                                                238,246
                                                                                        -----------
             Total Corporate Obligations (cost: $992,467)                                 1,050,832
                                                                                        -----------

             EURODOLLAR AND YANKEE OBLIGATIONS (9.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             CABLE & SATELLITE (0.2%)
      1,000  Virgin Media Finance plc                        8.38       10/15/2019            1,117

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  Virgin Media Secured Finance plc                6.50%       1/15/2018      $     2,165
                                                                                        -----------
                                                                                              3,282
                                                                                        -----------
             Total Consumer Discretionary                                                     3,282
                                                                                        -----------

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
      7,000  Viterra, Inc. (a)                               5.95        8/01/2020            7,290
                                                                                        -----------
             FOOD RETAIL (0.1%)
      1,485  Ahold Lease USA, Inc.                           7.82        1/02/2020            1,658
                                                                                        -----------
             Total Consumer Staples                                                           8,948
                                                                                        -----------

             ENERGY (1.5%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
      1,000  Husky Energy, Inc.                              7.25       12/15/2019            1,233
                                                                                        -----------
             OIL & GAS DRILLING (0.2%)
      2,000  Transocean, Inc.                                1.50       12/15/2037            2,005
      2,000  Transocean, Inc.                                1.50       12/15/2037            1,952
                                                                                        -----------
                                                                                              3,957
                                                                                        -----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
      2,000  Weatherford International Ltd.                  9.63        3/01/2019            2,612
                                                                                        -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      1,500  Talisman Energy, Inc.                           7.75        6/01/2019            1,869
      2,000  Woodside Finance Ltd. (a)                       8.75        3/01/2019            2,586
                                                                                        -----------
                                                                                              4,455
                                                                                        -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
      1,000  Nakilat, Inc. (a)                               6.07       12/31/2033            1,093
      2,000  TransCanada Pipelines Ltd.                      7.13        1/15/2019            2,545
     13,860  TransCanada Pipelines Ltd.                      6.35        5/15/2067           14,142
                                                                                        -----------
                                                                                             17,780
                                                                                        -----------
             Total Energy                                                                    30,037
                                                                                        -----------
             FINANCIALS (4.4%)
             -----------------
             DIVERSIFIED BANKS (0.8%)
      3,000  BayernLB Capital Trust l                        6.20                -(d)         1,230
      2,000  LBG Capital No.1 plc                            8.00        6/15/2020            1,670
      3,000  LBG Capital No.1 plc                            7.88       11/01/2020            2,610
      1,000  Lloyds TSB Bank plc (a)                         4.38        1/12/2015            1,003
      2,000  National Capital Trust II (a)                   5.49                -(d)         1,811
      2,000  Nordea Bank AB (a)                              5.42                -(d)         1,890
      4,000  Royal Bank of Scotland Group plc                7.64                -(d)         2,550
      2,000  Standard Chartered plc (a)                      6.41                -(d)         1,759
      1,000  Westpac Capital Trust IV (a)                    5.26                -(d)           905
                                                                                        -----------
                                                                                             15,428
                                                                                        -----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
      5,000  Deutsche Bank Capital Trust IV                  4.59 (c)    6/29/2049            4,076
                                                                                        -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      1,000  Brookfield Asset Management, Inc.               7.13        6/15/2012            1,032
      4,500  Brookfield Asset Management, Inc.               5.80        4/25/2017            4,771
                                                                                        -----------
                                                                                              5,803
                                                                                        -----------
             MULTI-LINE INSURANCE (1.3%)
      1,500  AXA S.A.                                        2.67 (c)            -(d)           810
      2,000  AXA S.A. (a)                                    6.46                -(d)         1,435
     15,000  Oil Insurance Ltd. (a)                          3.35 (c)            -(d)        14,247

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     9,500  ZFS Finance USA Trust II (a)                    6.45%      12/15/2065      $     9,215
                                                                                        -----------
                                                                                             25,707
                                                                                        -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      4,000  ING Groep N.V.                                  5.78                -(d)         3,190
                                                                                        -----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
      2,000  Allied World Assurance Holdings Ltd.            7.50        8/01/2016            2,287
      3,000  Catlin Insurance Co. Ltd. (a)                   7.25                -(d)         2,692
      9,500  QBE Capital Funding III, LP (a)                 7.25        5/24/2041            8,935
      9,000  QBE Insurance Group Ltd. (a)                    5.65        7/01/2023            7,976
      5,000  White Mountains Re Group Ltd. (a)               6.38        3/20/2017            5,139
      4,000  XL Capital Ltd.                                 6.50                -(d)         3,400
                                                                                        -----------
                                                                                             30,429
                                                                                        -----------
             REITs - RETAIL (0.1%)
      2,000  WEA Finance (a)                                 5.75        9/02/2015            2,159
                                                                                        -----------
             Total Financials                                                                86,792
                                                                                        -----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
      2,000  Valeant Pharmaceuticals (a)                     6.88       12/01/2018            2,003
                                                                                        -----------
             INDUSTRIALS (0.9%)
             ------------------
             AIRPORT SERVICES (0.2%)
      5,000  BAA Funding Ltd. (a)                            4.88        7/15/2021            5,112
                                                                                        -----------
             INDUSTRIAL CONGLOMERATES (0.6%)
      4,000  Hutchison Whampoa Ltd. (a)                      6.00                -(d)         4,050
      1,000  Siemens Financieringsmat (a)                    6.13        8/17/2026            1,223
      2,000  Tyco International Finance S.A.                 4.13       10/15/2014            2,143
      3,000  Tyco International Finance S.A.                 8.50        1/15/2019            3,874
                                                                                        -----------
                                                                                             11,290
                                                                                        -----------
             INDUSTRIAL MACHINERY (0.1%)
      2,000  Ingersoll-Rand GL Holding Co.                   9.50        4/15/2014            2,352
                                                                                        -----------
             Total Industrials                                                               18,754
                                                                                        -----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             SEMICONDUCTORS (0.3%)
      5,000  NXP BV/NXP Funding, LLC (a)                     9.75        8/01/2018            5,525
                                                                                        -----------
             MATERIALS (1.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.2%)
      2,000  CRH America, Inc.                               6.00        9/30/2016            2,149
      3,000  CRH America, Inc.                               5.75        1/15/2021            3,086
                                                                                        -----------
                                                                                              5,235
                                                                                        -----------
             DIVERSIFIED METALS & MINING (0.5%)
      2,000  Glencore Funding, LLC (a)                       6.00        4/15/2014            2,027
      3,000  Noranda, Inc.                                   6.00       10/15/2015            3,293
      3,000  Rio Tinto Finance (USA) Ltd.                    8.95        5/01/2014            3,556
      1,000  Teck Resources Ltd.                            10.75        5/15/2019            1,237
                                                                                        -----------
                                                                                             10,113
                                                                                        -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      3,000  Incitec Pivot Finance, LLC (a)                  6.00       12/10/2019            3,250
                                                                                        -----------
             GOLD (0.1%)
      2,000  Barrick Gold Corp.                              6.95        4/01/2019            2,468
                                                                                        -----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)        SECURITY                                          RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.1%)
$     1,000  Ardagh Packaging Finance plc (a)                  7.38%     10/15/2017     $     1,035
                                                                                        -----------
             PAPER PRODUCTS (0.0%)
        500  PE Paper Escrow GmbH (a)                         12.00       8/01/2014             545
                                                                                        -----------
             STEEL (0.1%)
      1,000  ArcelorMittal                                     9.00       2/15/2015           1,171
                                                                                        -----------
             Total Materials                                                                 23,817
                                                                                        -----------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      2,000  Telecom Italia Capital                            5.25      11/15/2013           2,012
                                                                                        -----------

             UTILITIES (0.1%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000  Transalta Corp.                                   4.75       1/15/2015           2,130
                                                                                        -----------
             Total Eurodollar and Yankee Obligations
                (cost: $177,575)                                                            183,300
                                                                                        -----------
             ASSET-BACKED SECURITIES (4.5%)

             FINANCIALS (4.5%)
             -----------------
             ASSET-BACKED FINANCING (4.5%)
      3,000  AESOP Funding II, LLC (a)                         9.31      10/20/2013           3,165
      5,000  AESOP Funding II, LLC                             6.74       5/20/2016           5,709
      3,000  American Express Credit Account Master Trust (a)  0.59(c)    9/15/2016           2,969
      4,111  AmeriCredit Automobile Receivables Trust          6.96      10/14/2014           4,264
      4,405  Bank One Issuance Trust                           4.77       2/16/2016           4,602
      2,000  Bank One Issuance Trust                           1.04(c)    2/15/2017           1,957
      2,037  CenterPoint Energy Transition Bond Co. III, LLC   4.19       2/01/2020           2,209
      3,386  Centre Point Funding, LLC (a)                     5.43       7/20/2015           3,562
      1,000  Citibank Credit Card Issuance Trust               6.95       2/18/2014           1,020
      4,000  Citibank Credit Card Issuance Trust               6.30       6/20/2014           4,122
      1,000  Citibank Credit Card Issuance Trust               5.50       3/24/2017           1,113
      1,000  Citibank Credit Card Issuance Trust               5.65       9/20/2019           1,196
      5,000  Credit Acceptance Auto Loan Trust (a)             5.68       5/15/2017           5,076
      1,324  Ford Credit Auto Owner Trust                      1.99(c)    4/15/2013           1,330
      1,000  GE Capital Credit Card Master Note Trust          0.28(c)    3/15/2015             999
      5,000  GE Capital Credit Card Master Note Trust          4.47       3/15/2020           5,620
      3,000  Hertz Vehicle Financing, LLC (a)                  4.26       3/25/2014           3,105
      5,000  Hertz Vehicle Financing, LLC (a)                  5.93       3/25/2016           5,542
      2,000  Hertz Vehicle Financing, LLC                      6.44       2/15/2019           2,142
      2,000  Hyundai Auto Receivables Trust                    5.48      11/17/2014           2,061
      2,000  MBNA Master Credit Card Note Trust                6.80       7/15/2014           2,032
      7,500  Rental Car Finance Corp. (a)                      0.38(c)    7/25/2013           7,394
      5,289  SLM Student Loan Trust                            0.78(c)    4/25/2025           4,736
      6,045  SLM Student Loan Trust                            0.80(c)    4/25/2025           5,452
      1,479  SLM Student Loan Trust                            0.62(c)   10/27/2025           1,253
      1,625  SLM Student Loan Trust                            0.97(c)   10/25/2038           1,337
      1,956  Trinity Rail Leasing, LP (INS)                    5.27       8/14/2027           2,063
      4,282  Trinity Rail Leasing, LP (a)                      5.90       5/14/2036           4,676
                                                                                        -----------
                                                                                             90,706
                                                                                        -----------
             Total Financials                                                                90,706
                                                                                        -----------
             Total Asset-Backed Securities (cost: $83,230)                                   90,706
                                                                                        -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (17.6%)

             FINANCIALS (17.6%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (17.6%)
$       870  Banc of America Commercial Mortgage, Inc.      6.56%        4/11/2037      $       873
      1,000  Banc of America Commercial Mortgage, Inc.      4.99        11/10/2042              991
      1,000  Banc of America Commercial Mortgage, Inc.      5.26        11/10/2042              821
      5,177  Banc of America Commercial Mortgage, Inc.      4.51        12/10/2042            5,241
      2,400  Banc of America Commercial Mortgage, Inc.      4.95         7/10/2043            2,231
      3,668  Banc of America Commercial Mortgage, Inc.      5.72         5/10/2045            3,809
      2,000  Banc of America Commercial Mortgage, Inc.      5.77         5/10/2045            2,004
      7,523  Banc of America Commercial Mortgage, Inc.      5.18        10/10/2045            7,737
      3,000  Banc of America Commercial Mortgage, Inc.      5.33        10/10/2045            2,684
      4,787  Banc of America Commercial Mortgage, Inc.      5.35         9/10/2047            5,200
      3,272  Banc of America Commercial Mortgage, Inc. (a)  5.46         9/10/2047            3,183
        935  Banc of America Commercial Mortgage, Inc. (a)  5.50         9/10/2047              916
      2,000  Banc of America Commercial Mortgage, Inc.      6.20         2/10/2051            1,919
      1,000  BCRR Trust (a)                                 5.86         7/17/2040              992
      1,500  Bear Stearns Commercial Mortgage Securities,
                Inc. (a)                                    6.00         6/16/2030            1,558
      2,680  Bear Stearns Commercial Mortgage Securities,
                Inc.                                        5.47         4/12/2038            2,763
      2,000  Bear Stearns Commercial Mortgage Securities,
                Inc.                                        5.53        10/12/2041            2,070
      1,586  Bear Stearns Commercial Mortgage Securities,
                Inc.                                        4.82         2/13/2042            1,631
      3,000  Bear Stearns Commercial Mortgage Securities,
                Inc.                                        4.99         9/11/2042            2,645
      6,000  Bear Stearns Commercial Mortgage Securities,
                Inc.                                        5.33         2/11/2044            6,391
      4,705  Citigroup Commercial Mortgage Securities,
                Inc.                                        5.72         3/15/2049            4,850
      1,620  Citigroup Commercial Mortgage Trust            4.83         5/15/2043            1,692
      2,300  Citigroup Commercial Mortgage Trust            5.23         7/15/2044            2,552
      5,000  Citigroup Commercial Mortgage Trust            5.40         7/15/2044            4,176
      2,000  Citigroup Commercial Mortgage Trust (a)        4.83         9/20/2051            1,971
      9,880  Commercial Mortgage Asset Trust                6.98         1/17/2032           10,189
      1,000  Commercial Mortgage Asset Trust                7.64        11/17/2032            1,071
      5,000  Commercial Mortgage Trust                      5.54         2/11/2017            5,515
      2,157  Commercial Mortgage Trust                      4.58        10/15/2037            2,170
      5,000  Commercial Mortgage Trust                      5.12         6/10/2044            5,506
      3,000  Credit Suisse Commercial Mortgage Trust        5.55         2/15/2039            2,606
      1,756  Credit Suisse First Boston Mortgage Capital    5.71         2/15/2039            1,847
      4,000  Credit Suisse First Boston Mortgage Securities
                Corp.                                       5.11         7/15/2036            4,321
      6,000  Credit Suisse First Boston Mortgage Securities
                Corp.                                       4.73         7/15/2037            5,975
      5,611  Credit Suisse First Boston Mortgage Securities
                Corp.                                       5.10         8/15/2038            5,748
      1,555  Credit Suisse First Boston Mortgage Securities
                Corp.                                       5.10         8/15/2038            1,653
      1,000  Credit Suisse First Boston Mortgage Securities
                Corp.                                       4.82        10/15/2039              999
       816   Credit Suisse First Boston Mortgage Securities
                Corp.                                       5.25        12/15/2039              818
        137  Deutsche Mortgage & Asset Receiving Corp.      7.50         6/15/2031              144
      1,500  GE Capital Commercial Mortgage Corp. (a)       5.34        12/10/2037            1,484
      1,538  GE Capital Commercial Mortgage Corp.           6.26         6/10/2038            1,539
      5,000  GE Capital Commercial Mortgage Corp.           5.33         3/10/2044            4,196
      5,000  GE Capital Commercial Mortgage Corp.           5.07         7/10/2045            4,606
      1,200  GE Capital Commercial Mortgage Corp.           5.33        11/10/2045            1,226
        462  GE Capital Commercial Mortgage Corp.           4.35         6/10/2048              463
      1,892  GMAC Commercial Mortgage Securities, Inc.      6.50         5/15/2035            1,954

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,000  GMAC Commercial Mortgage Securities, Inc.       4.75%       5/10/2043      $     2,091
      2,829  GMAC Commercial Mortgage Securities, Inc.       4.81        5/10/2043            2,611
      2,000  Greenwich Capital Commercial Funding Corp.      5.44        3/10/2039            2,117
      7,195  GS Mortgage Securities Corp. II                 5.62        4/10/2038            6,938
      2,000  GS Mortgage Securities Corp. II                 5.53        8/10/2038            1,895
      4,500  GS Mortgage Securities Corp. II                 4.78        7/10/2039            4,013
      1,541  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         4.82        9/12/2037            1,550
      4,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         4.99        9/12/2037            3,568
      5,540  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         4.84        7/15/2042            5,211
      3,200  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.00       10/15/2042            3,291
      8,800  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.04       10/15/2042            7,942
      1,429  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.32        1/12/2043            1,345
      1,687  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.49        4/15/2043            1,767
      1,802  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.79        6/12/2043            1,877
      4,039  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.82        6/12/2043            4,184
      5,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.42       12/12/2043            5,323
      5,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.46       12/12/2043            4,715
      3,650  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.30       12/15/2044            3,326
      3,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.34       12/15/2044            3,356
      3,373  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.88        4/15/2045            3,557
      3,465  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.88        4/15/2045            3,481
       932   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.37        5/15/2045              958
      2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.48        5/15/2045            1,638
      1,601  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         4.63        3/15/2046            1,609
      2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.41        5/15/2047            1,329
      2,639  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         5.82        2/12/2049            2,676
      2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         6.26        2/15/2051            1,771
      4,392  LB-UBS Commercial Mortgage Trust                5.25        6/15/2029            4,546
      4,000  LB-UBS Commercial Mortgage Trust                5.02        8/15/2029            4,244
        246  LB-UBS Commercial Mortgage Trust                4.51       12/15/2029              241
      3,000  LB-UBS Commercial Mortgage Trust                5.21        4/15/2030            2,892
      7,096  LB-UBS Commercial Mortgage Trust                5.47       11/15/2030            7,303
      3,000  LB-UBS Commercial Mortgage Trust                5.22        2/15/2031            2,932
      2,566  LB-UBS Commercial Mortgage Trust                5.64        3/15/2032            2,649
      3,000  LB-UBS Commercial Mortgage Trust                7.59        3/15/2032            3,006
      2,999  LB-UBS Commercial Mortgage Trust (a)            5.33       12/15/2036            2,850
      2,750  LB-UBS Commercial Mortgage Trust                5.38       11/15/2038            2,549
      2,000  LB-UBS Commercial Mortgage Trust                5.39        4/15/2040            1,772
      5,000  LB-UBS Commercial Mortgage Trust                5.28        2/15/2041            4,240
      1,972  Machine One Trust (a)                           5.22        5/28/2040            2,015
      2,000  Merrill Lynch Mortgage Trust                    5.24       11/12/2037            1,688
      2,933  Merrill Lynch Mortgage Trust                    4.96        7/12/2038            3,011
      2,000  Merrill Lynch Mortgage Trust                    5.10        7/12/2038            1,467
      5,000  Merrill Lynch Mortgage Trust                    5.14        7/12/2038            4,632

================================================================================

                                                  PORTFOLIO of Investments |  14

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     2,547  Merrill Lynch Mortgage Trust                    5.61%       5/12/2039      $     2,595
      3,000  Merrill Lynch Mortgage Trust                    5.67        5/12/2039            2,597
      2,000  Merrill Lynch Mortgage Trust                    4.86       10/12/2041            2,149
      4,285  Merrill Lynch Mortgage Trust                    4.92       10/12/2041            4,374
      3,262  Merrill Lynch Mortgage Trust                    5.76        8/12/2043            3,406
      2,000  Merrill Lynch Mortgage Trust                    5.38        1/12/2044            1,582
      2,900  Merrill Lynch Mortgage Trust                    5.38        8/12/2048            3,009
      2,000  Merrill Lynch Mortgage Trust (a)                6.27        2/12/2051            1,190
      2,000  Merrill Lynch Mortgage Trust                    6.27        2/12/2051            1,733
      2,000  Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                           5.92        6/12/2046            1,829
      1,967  Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                           5.38        7/12/2046            2,012
      3,857  Morgan Stanley Capital I, Inc.                  5.97        8/12/2041            4,104
      2,283  Morgan Stanley Capital I, Inc.                  5.61        6/11/2042            2,304
      4,600  Morgan Stanley Capital I, Inc.                  5.69        7/12/2044            4,746
      3,000  Morgan Stanley Capital I, Inc.                  5.79        7/12/2044            2,507
      3,445  Morgan Stanley Capital I, Inc.                  4.89        6/12/2047            3,740
      3,000  Morgan Stanley Capital I, Inc.                  4.77        7/15/2056            2,864
      1,811  Morgan Stanley Dean Witter Capital I, Inc. (a)  5.13        5/24/2043            1,825
      3,000  Royal Bank of Scotland (a)                      5.88        6/16/2049            2,966
        685  Structured Asset Securities Corp.               7.15       10/12/2034              691
      2,000  Timberstar Trust (a)                            5.75       10/15/2036            2,167
      2,197  Wachovia Bank Commercial Mortgage Trust (a)     4.94       11/15/2034            2,146
      3,000  Wachovia Bank Commercial Mortgage Trust         5.08       11/15/2035            3,122
      3,517  Wachovia Bank Commercial Mortgage Trust         4.38       10/15/2041            3,531
      2,000  Wachovia Bank Commercial Mortgage Trust         5.08        3/15/2042            2,186
      1,454  Wachovia Bank Commercial Mortgage Trust         4.81        4/15/2042            1,497
      4,860  Wachovia Bank Commercial Mortgage Trust         5.18        7/15/2042            4,963
        860  Wachovia Bank Commercial Mortgage Trust         5.94        6/15/2045              896
      4,248  Wachovia Bank Commercial Mortgage Trust         5.50       10/15/2048            4,251
      3,000  Wachovia Bank Commercial Mortgage Trust         5.60       10/15/2048            2,856
                                                                                        -----------
                                                                                            350,944
                                                                                        -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     26,706  J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., acquired 8/05/2009; cost
                  $347(a),(e)                                0.66        1/12/2037               78
      8,365  Morgan Stanley Capital I, Inc., acquired
                  1/23/2004; cost $455(a),(e)                0.84        9/13/2045               45
     39,679  Morgan Stanley Capital I, Inc., acquired
                  8/05/2009; cost $587(a),(e)                0.44        6/12/2047              383
                                                                                        -----------
                                                                                                506
                                                                                        -----------
             Total Financials                                                               351,450
                                                                                        -----------
             Total Commercial Mortgage Securities (cost: $345,400)                          351,450
                                                                                        -----------

             U.S. GOVERNMENT AGENCY ISSUES (1.3%)(f)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

        979  Freddie Mac (+)                                 4.50        1/15/2029              994
                                                                                        -----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
      1,093  Freddie Mac (+)                                 5.00        9/01/2020            1,182
        979  Freddie Mac (+)                                 5.50        4/01/2036            1,060
                                                                                        -----------
                                                                                              2,242
                                                                                        -----------

             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
      2,000  Bank of America Corp. (INS)                     3.13        6/15/2012            2,038
     20,000  Citigroup Funding, Inc. (INS)                   1.88       11/15/2012           20,334
                                                                                        -----------
             Total Other U.S. Government Guaranteed Securities                               22,372
                                                                                        -----------
             Total U.S. Government Agency Issues (cost: $25,359)                             25,608
                                                                                        -----------

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------

             U.S. TREASURY SECURITIES (0.5%)

             NOTES (0.5%)

$    10,000  2.13%, 8/15/2021(cost: $9,774)                                             $     9,958
                                                                                        -----------
             MUNICIPAL BONDS (6.3%)

             AIRPORT/PORT (0.2%)

      2,000  College Park (INS)                              5.76        1/01/2015            2,094
      1,290  Riverside (INS)                                 5.19        8/01/2017            1,283
                                                                                        -----------
                                                                                              3,377
                                                                                        -----------
             APPROPRIATED DEBT (1.0%)
      3,000  Baltimore City Board of School Commissioners    5.69       12/15/2025            3,484
      1,485  Escondido Joint Powers Financing Auth. (INS)    5.53        9/01/2018            1,520
      3,000  Kannapolis Ltd.                                 7.28        3/01/2027            3,218
      1,500  Kentucky State Property and Buildings
                   Commission                                4.08       11/01/2015            1,618
      5,000  Miami-Dade County School Board                  5.38        5/01/2031            5,393
      4,000  Palm Beach County School Board                  5.40        8/01/2025            4,340
        265  Reeves County (INS)                             5.75        3/01/2012              265
                                                                                        -----------
                                                                                             19,838
                                                                                        -----------
             CASINOS & GAMING (0.1%)
      1,000  Mashantucket (Western) Pequot Tribe, acquired
                  7/29/2005; cost $1,000(a),(e),(g)          5.91        9/01/2021              459
      1,655  Seneca Nation of Indians Capital Improvements
                  Auth.                                      6.75       12/01/2013            1,626
                                                                                        -----------
                                                                                              2,085
                                                                                        -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)

       880   American Eagle Northwest, LLC                   4.97       12/15/2018              881
                                                                                        -----------
             EDUCATION (1.6%)

      1,780  Austin Community College District               5.20        2/01/2020            1,874
      3,430  Austin Community College District               6.76        8/01/2030            4,244
      1,505  California State Univ. (INS)                    5.27       11/01/2017            1,565
      1,000  Colorado State Board of Governors Univ.
                   Enterprise System                         4.90        3/01/2021            1,072
      3,000  Los Alamitos USD No. 1                          6.19        2/01/2026            3,430
      3,000  Miami Univ. (A State Univ. of Ohio)             6.67        9/01/2028            3,494
     10,000  New Jersey EDA                                  5.25        9/01/2026           10,847
      3,000  Rensselaer Polytechnic Institute                5.60        9/01/2020            3,415
      1,000  Univ. of Oklahoma                               5.25       11/01/2019            1,062
                                                                                        -----------
                                                                                             31,003
                                                                                        -----------
             ELECTRIC UTILITIES (0.1%)

      2,000  American Municipal Power, Inc.                  3.82        2/15/2014            2,056
                                                                                        -----------
             ELECTRIC/GAS UTILITIES (0.1%)

      2,000  Piedmont Municipal Power Agency                 4.34        1/01/2017            2,034
                                                                                        -----------
             GENERAL OBLIGATION (1.2%)

      1,250  Las Virgenes USD                                5.54        8/01/2025            1,384
      3,000  Long Beach USD                                  5.91        8/01/2025            3,438
      5,000  New York City                                   6.27       12/01/2037            6,209
      5,000  Washington                                      5.25        2/01/2036            5,514

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     4,045  Will County, Illinois                           3.83%      11/15/2016     $      4,339
      1,520  Will County, Illinois                           4.08       11/15/2017            1,662
      1,405  Will County, Illinois                           4.28       11/15/2018            1,551
                                                                                        -----------
                                                                                             24,097
                                                                                        -----------
             HOSPITAL (0.2%)
      1,000  Medical Univ. (INS)                             5.01        2/15/2015            1,032
      3,000  Novant Health, Inc.                             5.35       11/01/2016            3,326
                                                                                        -----------
                                                                                              4,358
                                                                                        -----------
             MISCELLANEOUS (0.0%)
        724  Keenan Dev. Association of Tennessee, LLC
                  (INS)                                      5.02        7/15/2028              752
                                                                                        -----------
             NURSING/CCRC (0.1%)
      1,585  Statewide Communities Dev. Auth. (INS)          5.59        2/01/2015            1,583
                                                                                        -----------
             PAPER PRODUCTS (0.1%)
      2,000  Georgetown County Environmental
                  Improvement                                6.25        9/01/2023            2,002
                                                                                        -----------
             SALES TAX (0.2%)
      3,300  Miami-Dade County Transit System                4.59        7/01/2021            3,426
                                                                                        -----------
             SPECIAL ASSESSMENT/TAX/FEE (1.1%)
      1,430  Erie County Tobacco Asset Securitization Corp.  6.00        3/31/2025            1,236
      2,000  Florida State Department of Environmental
                  Protection                                 5.76        7/01/2020            2,297
      1,745  Metropolitan Nashville Airport Auth. (INS)      5.14        7/01/2018            1,898
      3,000  MTA                                             5.20       11/15/2018            3,282
      5,000  MTA                                             6.73       11/15/2030            6,219
      3,000  New Jersey Transportation Trust Fund Auth.      5.75       12/15/2028            3,251
      2,500  New York City Transitional Finance Auth.        5.00        2/01/2035            2,687
      2,000  New York State Urban Dev. Corp. (INS)           4.38       12/15/2011            2,011
                                                                                        -----------
                                                                                             22,881
                                                                                        -----------
             WATER UTILITIES (0.2%)
      3,000  Connecticut Dev. Auth.                          5.50        4/01/2021            3,174
                                                                                        -----------
             WATER/SEWER UTILITY (0.1%)
      2,500  Tohopekaliga Water Auth.                        5.25       10/01/2036            2,697
                                                                                        -----------
             Total Municipal Bonds (cost: $115,344)                                         126,244
                                                                                        -----------

 PRINCIPAL
 AMOUNT
 $(000)/
 SHARES
---------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (3.2%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
    105,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)       9,329
                                                                                        -----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
(000)        SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             FINANCIALS (1.2%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
     50,000  HSBC Holdings plc, 6.20%, perpetual                                                 $      1,210
      5,000  US Bancorp, 7.19%, perpetual                                                               3,557
                                                                                                 ------------
                                                                                                        4,767
                                                                                                 ------------
             LIFE & HEALTH INSURANCE (0.1%)
    100,000  Delphi Financial Group, Inc., 7.38%, perpetual                                             2,350
                                                                                                 ------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    175,000  Citigroup Capital XIII, 7.88%, 10/30/2040, Trust preferred, cumulative redeemable          4,741
     36,000  ING Groep N.V., 7.20%, perpetual                                                             749
     26,500  ING Groep N.V., 7.38%, perpetual                                                             549
     57,500  ING Groep N.V., 8.50%, perpetual                                                           1,367
                                                                                                 ------------
                                                                                                        7,406
                                                                                                 ------------
             PROPERTY & CASUALTY INSURANCE (0.0%)
     $3,000  Security Capital Assurance Ltd., 6.88%, perpetual(h)                                          --
                                                                                                 ------------
             REINSURANCE (0.3%)
      2,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 &
             3/02/2007; cost $2,058*(e)                                                                 1,100
     $5,000  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                                    4,534
                                                                                                 ------------
                                                                                                        5,634
                                                                                                 ------------
             REITs - INDUSTRIAL (0.0%)
     30,000  ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                            751
                                                                                                 ------------
             REITs - OFFICE (0.2%)
    160,000  Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                       3,904
                                                                                                 ------------
             Total Financials                                                                          24,812
                                                                                                 ------------
             INDUSTRIALS (0.5%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.5%)
     10,000  Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
             perpetual(a)                                                                               9,494
                                                                                                 ------------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    200,000  Qwest Corp., 7.38%, cumulative                                                             5,150
                                                                                                 ------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,000  Centaur Funding Corp., 9.08%(a)                                                            4,634
                                                                                                 ------------
             Total Telecommunication Services                                                           9,784
                                                                                                 ------------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     99,000  Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual             10,284
                                                                                                 ------------
             Total Preferred Securities (cost: $66,671)                                                63,703
                                                                                                 ------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)        SECURITY                                        RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.3%)

             COMMERCIAL PAPER (3.2%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
$     8,174  BMW US Capital, LLC (a),(i)                     0.28%      11/01/2011      $     8,174
                                                                                        -----------
             ENERGY (0.4%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
      8,000  FMC Technologies, Inc. (a),(i)                  0.33       11/10/2011            7,999
                                                                                        -----------
             FINANCIALS (0.4%)
             -----------------
             ASSET-BACKED FINANCING (0.4%)
      7,728  Hannover Funding Co., LLC (a),(i)               0.42       11/02/2011            7,728
                                                                                        -----------
             UTILITIES (2.0%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     10,000  Southern California Edison (a),(i)              0.32       11/07/2011            9,999
                                                                                        -----------
             GAS UTILITIES (1.5%)
     28,962  ONEOK, Inc. (a),(i)                             0.31       11/01/2011           28,962
                                                                                        -----------
             Total Utilities                                                                 38,961
                                                                                        -----------
             Total Commercial Paper                                                          62,862
                                                                                        -----------
             VARIABLE-RATE DEMAND NOTES (0.1%)

             UTILITIES (0.1%)
             ----------------
             MULTI-UTILITIES (0.1%)
      1,700  Sempra Energy (a)                               0.40       11/01/2014            1,700
                                                                                        -----------


NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (0.0%)

     991,861 State Street Institutional Liquid Reserve Fund, 0.15% (j)                          992
                                                                                        -----------
             Total Money Market Instruments
             (cost: $65,554)                                                                 65,554
                                                                                        -----------

             TOTAL INVESTMENTS (COST: $1,881,374)                                       $ 1,967,355
                                                                                        ===========

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES       (LEVEL 2)
                                           IN ACTIVE           OTHER           (LEVEL 3)
                                            MARKETS         SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          --      $ 1,050,832      $         --     $  1,050,832
  Eurodollar And Yankee Obligations                 --          183,300                --          183,300
  Asset-Backed Securities                           --           90,706                --           90,706
  Commercial Mortgage Securities                    --          351,450                --          351,450
  U.S. Government Agency Issues                     --           25,608                --           25,608
  U.S. Treasury Securities                       9,958               --                --            9,958
  Municipal Bonds                                   --          126,244                --          126,244
Equity Securities:
  Preferred Securities                           8,276           55,427                --           63,703
Money Market Instruments:
  Commercial Paper                                  --           62,862                --           62,862
  Variable-Rate Demand Notes                        --            1,700                --            1,700
  Money Market Funds                               992               --                --              992
----------------------------------------------------------------------------------------------------------
Total                                    $      19,226      $ 1,948,129      $         --     $  1,967,355
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which is valued at amortized cost.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $119,146,000 and $33,165,000, respectively, resulting in net unrealized appreciation of $85,981,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,995,015,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.2% of net assets at October 31, 2011.

================================================================================

23 | USAA Intermediate-Term Bond Fund

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA         Economic Development Authority
MTA         Metropolitan Transportation Authority
REIT        Real estate investment trust
USD         Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2011.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2011, was $2,065,000, which represented 0.1% of the Fund's net assets.
(f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

================================================================================

25  | USAA Intermediate-Term Bond Fund

================================================================================

(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.